Condensed Interim Consolidated Statements of Loss (Unaudited) - USD ($)	3 Months Ended				12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Sep. 30, 2022	Sep. 30, 2021
Revenues
Oil and gas sales	$ 213,754		$ 89,990		$ 815,391	$ 46,703
Royalty income	8,188		16,459		63,068	37,922
Total revenues	221,942		106,449		878,459	84,625
Operating expenses
Production	292,679		81,879		829,194	59,671
General and administrative	1,215,106		809,606		2,796,395	496,381
Depletion and depreciation	40,196		32,011		105,503	60,479
Accretion on asset retirement obligations	7,994		8,253		55,030	19,907
Foreign exchange gain (loss)	3,310		4,970		(7,429)	24,301
Forfeiture of reclamation deposit						50,165
Loss on disposal of property and equipment						613,457
Total operating expenses	(1,559,285)		(936,719)		(3,778,693)	(1,324,361)
Loss from operations	(1,337,343)		(830,270)		(2,900,234)	(1,239,736)
Other income (expense)
Interest income					5,895
Other income	6,000				24,000
Forgiveness of loan					7,800
Finance expense	(1,182)		(23,468)		(30,586)	(13,506)
Change in fair value of warrant liability	23,334		102,550		178,509
Total other income (expense)	28,152		79,082		185,618	(13,506)
Net loss and comprehensive loss	$ (1,309,191)		$ (751,188)		(2,714,616)	(1,253,242)
Other comprehensive income
Foreign currency translation adjustment						142,889
Comprehensive loss					$ (2,714,616)	$ (1,110,353)
Basic and diluted loss per common share	$ (0.68)		$ (0.66)		$ (1.76)	$ (1.84)
Weighted average number of common shares outstanding	1,932,604	[1]	1,130,344	[1]	1,543,021	678,958

[1]	The number of shares has been restated to reflect the 60:1 reverse stock split (Note 1)